Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Assets Held for Sale [Abstract]
Assets Held for Sale

	PP&E	ROU Assets	Goodwill	Lease Liabilities	Decommissioning Liabilities
Retail Gas Stations	498	54	—	(58)	(86)
Tucker	505	—	88	—	(33)
Wembley	159	—	—	—	(9)
	1,162	54	88	(58)	(128)